J. & W. Seligman & Co.
                                  Incorporated

                                                              March 13, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Portfolios, Inc. (the "Fund")
      on behalf of its Seligman Global Growth Portfolio
      File Nos. 33-15253 and 811-5221

Dear Sir or Madam:

      Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement, dated March 13, 2003, to the Fund's Prospectus, dated May 1, 2002.

                                                    Very truly yours,


                                                    /s/ Jennifer G. Muzzey

                                                    Jennifer G. Muzzey
                                                    Legal Assistant
                                                    Law & Regulation Department

JGM:jgm

                100 Park Avenue New York, NY 10017 (212) 850-1864

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     Supplement, dated March 13, 2003, to the Prospectus, dated May 1, 2002, of Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
               Seligman Global Growth Portfolio (the "Portfolio")

      The following supersedes and replaces the first three paragraphs on page P-15 of the Fund's Prospectus under the caption "Portfolio Management."

      The Portfolio is managed by Seligman's Global Investment Group, which is co-headed by Mr. David F. Cooley.

      Mr. Cooley, a Managing Director of Seligman, is a Vice President of the Fund and Portfolio Manager of the Portfolio and the International Growth Portfolio. He is also a Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of its Global Growth Fund and International Growth Fund. Mr. Cooley joined Seligman in 2000 from Gratry and Company, where he was Managing Director, Investments, responsible for the formation of investment policy and the management of global and international portfolios. Prior to that, he was Director of Global Growth Equity for National City Investment Management Company. Prior to that, Mr. Cooley was International Equity Portfolio Manager for Society Asset Management.